Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Revenue by Geographic Area
	Year Ended December 31, 2018	Year Ended December 31, 2017
Asia	$ 108,508	$34,233
Europe	$ 25,413	$ 4,955

Total Revenue	$133,921	$39,188